IMPACTS ON APPLICATION OF NEW STANDARDS - Additional Information (Details) - COP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Impacts On Application Of New Standards [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		7.19%
Liabilities	$ 207,282,494		$ 193,421,257
Right of use assets, lease	1,692,116
Lease liabilities	1,831,585
Retained earnings	4,695,010		3,906,945
Net deferred tax liabilities	$ 1,521,958		1,318,295
Transportempo S.A.S. [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Net deferred tax liabilities			$ 0